Trade accounts receivable, net of allowances	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Trade accounts receivable, net of allowances	Trade accounts receivable, net of allowances:
Trade accounts receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Third-party credit card processors (1)	127,980	87,063
Fulfillment partners	30,310	38,545
Global distribution systems and travel incentives	10,307	12,837
Advertising	8,197	5,676
Airlines	3,297	4,144
Hotels	3,207	2,233
Others	6,904	7,429
Total accounts receivable	190,202	157,927
Allowance for credit losses	(6,809)	(10,529)
Total accounts receivable, Net	$183,393	$147,398
(1)Net of allowance for cancellations, see Note 31.
Our receivables are short-term in nature. We have grouped our trade receivables into pools by country of origin and type (i.e., facilitation services, incentives, advertising, transportation and tour services and others) based on similar risk characteristics. Payment terms for receivables vary depending on type and jurisdiction, generally less than one year.
As it relates to trade receivables with credit card processors which represent most of our trade receivables as of any given date, payment terms vary but typically are received within thirty days after booking except in those cases where transactions are effected through financing installment plans offered by banks. When travelers pay in installments, payment settlement depends on each market's dispositions. Installment plans are offered by banks and may vary, generally up to 12 monthly installments after booking is confirmed. We usually receive full payment from credit card processors within 30 days at an agreed-upon discount rate, regardless of customer due dates. However, in some specific markets we receive payment from credit card processors at the time each installment is due. In these cases, we typically enter into factoring agreements to collect these accounts receivable, thereby reducing the days of outstanding exposure. Payment conditions for accounts receivable from advertising transactions are usually agreed in each specific contract, the common practice for them is to be payable within 30 days. Receivables from back-end incentives typically do not have stated payment terms, although we usually receive this payment within 12 months.
For each pool, we consider the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Generally, we utilize a loss rate method to calculate the allowance for expected credit losses. We track historical loss information for our receivables by type and geography using their contractual lives. We then apply the historical credit loss percentages to our outstanding balances as of any given date. We believe that using historical loss information is a reasonable basis on which to determine expected credit losses for our receivables because their composition at the reporting date is consistent with that used in developing the historical credit-loss percentages.
Historically the default or delinquency rates of our trade receivables have been low even during recessions or distressed economic periods. Recessions or other poor economic conditions had historically affected the number of bookings by travelers and therefore generation of revenue and corresponding receivables, but they generally did not affect the collection behavior of receivables from confirmed bookings. A booking is not confirmed if credit card information is not validated by the credit card processors’ systems. Therefore, due to the nature of our receivables and counterparties, losses have been historically limited to very specific events at the counterparty level such as bankruptcy or financial difficulties.
Our exposure to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. We are also exposed to political and economic risk events, which may cause non-payment of foreign currency obligations to us.
Generally, the counterparties to our trade receivables are major well-recognized and externally-credit rated credit card companies, such as MasterCard, Visa and other local or regional credit card processors; major GDS providers, such as Travelport, Amadeus and Sabre, individual major airlines; and to a lesser extent hotel chains and operators. We may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate. We have not experienced significant credit problems with these customers to date. Most of these entities or their parent companies are externally credit-rated. We review these external ratings from credit agencies. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in our consolidated balance sheet after deducting the expected credit loss allowance.
The following table shows the activity on the expected credit loss allowance for our trade receivables during the years ended December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$10,529	$10,911
Provisions	4,350	8,233
Recoveries and write-off	(8,837)	(8,884)
Foreign currency translation adjustment	767	269
Balance, end of year	$6,809	$10,529